CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - Redeemable Non-controlling interest - Redeemable Non-controlling interest ₽ in Millions, $ in Millions	USD ($)	RUB (₽)
Beginning balance at Dec. 31, 2015
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)		(15)
Decrease in ownership in subsidiaries		221
Change in redemption value of redeemable noncontrolling interests		1,300
Ending balance at Dec. 31, 2016		1,506
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)		(120)
Change in redemption value of redeemable noncontrolling interests		8,435
Ending balance at Dec. 31, 2017		9,821
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)		(65)
Foreign currency translation adjustment		50
Business combination		278
Change in redemption value of redeemable noncontrolling interests		2,951
Ending balance at Dec. 31, 2018	$ 187.6	₽ 13,035